SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22164

Congressional Effect Family of Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue    Suite 601           New York, NY  10170

(Address of principal executive offices)              (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.553.4233

Date of fiscal year end:  12/31/2008

Date of reporting period: 12/31/2008

ITEM 1. REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders for the period ended December 31, 2008 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

December 31, 2008

Managed By:

Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

This report and financial statements contained herein are submitted for the general information of the shareholders of the Congressional Effect Fund (the "Fund").  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution.  Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of the principal amount invested.

February 28, 2009

Dear Congressional Effect Fund Shareholder:

In 2008, the Congressional Effect Fund was down -2.19%(1) in total return from the date of the Fund’s inception on May 23, 2008 through December 31, 2008, as compared to -34.20%(1) total return for the S&P 500 Total Return Index(2) during the same period, for an outperformance of +32.01%.

We believe the biggest risk to stock market investors in 2008 was political risk. We started the Fund as a way for investors to capture the upside potential of the stock market while enjoying lower levels of volatility and risk because we only invest in the stock market when Congress is out of session, and keep our money in cash equivalents while they are meeting.  The Fund’s strategy is based upon the belief that anticipated and actual Congressional legislative initiatives more often than not have unintended adverse consequence on the U.S. stock market.  Our goal, therefore, is to avoid wealth destruction, which we believe is caused in significant part by Congress and its actions, particularly when they are engaged in “bold, persistent experimentation” (to quote FDR) with our property rights, business franchises, taxes and debt levels.  2008 turned out to be a year of dramatically increasing risk, ending with the election of a unified government consisting of both chambers of Congress and the Executive Office firmly in the hands of one political party.  We believe a unified government is typically a more expansive government, and investors’ real returns have historically suffered on a relative basis with unified government.

As the capital markets seized up, Congress was especially active in taking actions that we believe had the cumulative effect of hurting confidence in our free markets, and in turn, was a major factor in the horrible financial outcome for so many investors in 2008.

There are many examples to choose from in examining Congress’ recent feckless actions and proposals, and while some had their biggest impact in 2008, many will continue having an impact for years to come.  A few that come quickly to mind are:

-
the seemingly arbitrary bailout of some financial firms like Bear Stearns and AIG, initiated by the Treasury and ratified by Congress, while others, like Lehman, were allowed to go under, thereby freezing the commercial paper market;

-
the new rescue authority granted to the Treasury in July 2008 to provide support for Freddie Mac and Fannie Mae, which these entities received after many years of concealing, with Congressional acquiescence, their  insolvency;

-	the Troubled Assets Relief Program “TARP”;

-	the well-telegraphed goal to reduce free trade;

-	the equally well-telegraphed goal of ending secret ballots for union elections and turning over new unionization disputes to binding arbitration; and

-	the near simultaneous imposition of greater mileage requirements on cars, thereby making cars more expensive to build, while giving Detroit quasi-Debtor–in-Possession financing.

While not all of these have passed yet, the market must weigh all possibilities, even those that are announced, but never become law.  The market had to discount many possibilities in 2008.

We believe our relative performance in 2008 (+32.01% better than the S&P 500 from the date of inception) is a result of the Fund’s investment strategy of seeking to avoid political risk (measured by when Congress is in session) while accepting market risk when political risk is reduced (because Congress is out of session). To repeat, we think the biggest risk to the stock market occurs when the rules are being changed, and they were enormously changed in 2008.  As our database shows, over the last 44 years, the market has gone up at an annual rate of +0.32% when Congress is in session, and +16.12% when they are out of session.(3)

This difference has become even more pronounced in recent years as there has been an accelerating trend towards bigger government and more destructive policies and legislation.  It used to be that earnings announcements and other commercial indicators of supply and demand primarily drove the stock market during the day.  In 2008, we believe that whether a new government bailout program was being modified or withdrawn or pursued was often the driving news for the market on a near daily basis.

We continue to believe that no news is good news, and when Congress is out of session there tends to be less legislative news. While we long as much as anyone else for the good old days, we are proud of the Fund’s performance in mitigating downside risk in a year that was a torture test for any investment strategy.

Thank you for your support and continued interest.
Eric T. Singer
President, Congressional Effect Family of Funds

This report is intended for the Fund’s Shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

(1) The returns shown are aggregate total returns, not annualized.  The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be found on our website at www.congressionaleffectfund.com or by calling 1-888-553-4233. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest. The Fund imposes a 1.00% redemption fee on shares redeemed within 60 days of purchase.

(2) The S&P 500 Total Return Index (“S&P 500”) by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. As with any fund, save an index fund, that commonly compares its performance to the S&P 500, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Congressional Effect Fund, which will not invest in certain securities comprising this index.

(3) Reflects daily price changes in the S&P 500 Index from January 1, 1965 through December 31, 2008, and does not reflect interest or dividends or reinvestment of interest or dividends associated with the S&P 500 Index.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Congressional Effect Fund (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.  No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements.  Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

All investments carry risks, and investment in the Fund is no exception.  No investment strategy works all the time, and past performance is not necessarily indicative of future performance.  You may lose money on your investment in the Fund.  Investment in the Fund is also subject to the following risks:  marketing risk, management style risks, risks related to determining whether Congress is in session, risks related to using derivative instruments, futures risk, leverage risk, risks related to investing in other funds, sector risks, small and mid-cap company risk, market timing risk, fixed income risks, interest rate risk, new adviser risk and new fund risk.  More information about these risks and risks can be found the Fund’s prospectus.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.congressionaleffect.com or by calling Shareholder Services at 1-888-553-4233.  The prospectus should be read carefully before investing.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2008 (Unaudited)	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE CONGRESSIONAL EFFECT FUND AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

Commencement of Operations (1)
through December 31, 2008
Congressional Effect Fund	(2.19)%
S&P 500 Total Return Index	(34.20)%

(1)	The Congressional Effect Fund commenced operations on May 23, 2008. Returns shown are aggregate total returns, and are not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Updated performance data current to the most recent month-end can be found on our website at www.congressionaleffectfund.com or by calling 1-888-553-4233.

The above graph depicts the performance of the Congressional Effect Fund versus the S&P 500 Total Return Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Congressional Effect Fund, which will generally not invest in all the securities comprising the index.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

December 31, 2008 (Unaudited)	ANNUAL REPORT

Information About Your Fund’s Expenses – Congressional Effect Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses.  The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (07/01/08) and held for the entire period of 07/01/08 through 12/31/08.  Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 07/01/08).  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.  For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 07/01/08 through 12/31/08

Actual Fund Return (in parentheses)	Beginning Account Value 07/01/08	Ending Account Value 12/31/08	Expenses Paid During Period*
Congressional Effect Fund (-4.11%)	$ 1,000.00	$ 958.90	$ 11.03

Hypothetical 5% Fund Return	Beginning Account Value 07/01/08	Ending Account Value 12/31/08	Expenses Paid During Period*
Congressional Effect Fund	$ 1,000.00	$ 1,013.90	$ 11.34

*Expenses are equal to the Fund’s annualized expense ratio of 2.24% for the Congressional Effect Fund shares, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-888-553-4233.  Please read it carefully before you invest or send money.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

December 31, 2008	ANNUAL REPORT

EXCHANGE-TRADED FUND - (96.44%)	Shares	Value
S&P 500 Depository Receipts (Cost $1,375,515)	15,700	$1,416,768

SHORT-TERM INVESTMENTS - (0.84%)
Fifth Third U.S. Treasury Money Market Fund, 0.86% * (Cost $12,390)	12,390	12,390

TOTAL INVESTMENTS (Cost $1,387,905) - 97.28%		1,429,158

OTHER ASSETS LESS LIABILITIES, NET - 2.72%		39,974

NET ASSETS - 100%		$1,469,132

* Rate shown represents the rate at December 31, 2008, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008	ANNUAL REPORT

Assets:
Investments, at market (identified cost $1,387,905)	$1,429,158
Deposits at broker	10,000
Due from advisor	30,604
Receivables:
Dividends	11,294
Interest	217
Capital shares sold	1,000
Prepaid expenses	9,820
Total assets	1,492,093

Liabilities:
Payables:
Accrued distribution (12b-1) fees	1,854
Due to administrator	5,152
Accrued expenses	15,955
Total liabilities	22,961

Net Assets	$1,469,132

Sources of Net Assets:
Paid-in capital	$1,512,562
Undistributed net investment income	18
Accumulated net realized loss on investments	(84,701)
Net unrealized appreciation on investments	41,253

Total Net Assets	$1,469,132

Net Asset Value and Offering Price Per Share
(150,832 shares of beneficial interest issued and outstanding, unlimited shares authorized)	$9.74

Redemption Price Per Share *	$9.64

*	A redemption fee of 1.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF OPERATIONS

December 31, 2008	ANNUAL REPORT

For the Period Ended December 31, 2008 *
Investment Income:
Dividends	$11,294
Interest	11,234
Total Investment Income	22,528

Expenses:
Management fees	7,418
Distribution (12b-1) fees	1,854
Accounting and transfer agent fees and expenses	29,232
Legal fees	27,590
Audit fees	14,800
Compliance officer fees	10,918
Trustee fees and expenses	5,850
Custodian fees	5,733
Registration fees	4,111
Insurance	600
Reports to shareholders	400
Pricing fees	168
Miscellaneous	2,607
Total expenses	111,281
Less: fees waived and expenses absorbed	(94,665)
Net expenses	16,616

Net investment income	5,912

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(84,701)
Net unrealized appreciation on investments	41,253
Net loss on investments	(43,448)

Net decrease in net assets resulting from operations	$(37,536)

*    The Congressional Effect Fund commenced operations on May 23, 2008.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
STATEMENT OF CHANGES IN NET ASSETS

December 31, 2008	ANNUAL REPORT

For the Period Ended December 31, 2008 *

Increase (decrease) in net assets from:
Operations:
Net investment income	$5,912
Net realized loss on investments	(84,701)
Net unrealized appreciation on investments	41,253
Net decrease in net assets resulting from operations	(37,536)

Distributions to shareholders from:
Net investment income	(5,894)

Capital share transactions (Note 2):
Increase in net assets from capital share transactions	1,412,562

Increase in net assets	1,369,132

Net Assets:
Beginning of period	100,000

End of period	$1,469,132
Undistributed net investment income	$18

*    The Congressional Effect Fund commenced operations on May 23, 2008.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
FINANCIAL HIGHLIGHTS

December 31, 2008	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	For the Period Ended December 31. 2008 *

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income [1]	0.05
Net realized and unrealized loss on investments	(0.27)
Total from investment operations	(0.22)

Distributions:
From net investment income	(0.04)
Total distributions	(0.04)

Net Asset Value, End of Period	$9.74

Total Return [2]	(2.19)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.99	% [3]
After fees waived and expenses absorbed	2.24	% [3]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(11.95	)% [3]
After fees waived and expenses absorbed	0.80	% [3]

Portfolio turnover rate	406%

*	The Congressional Effect Fund commenced operations on May 23, 2008.
1	Per share amounts were calculated using the average shares method.
2	Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS

December 31, 2008	ANNUAL REPORT

(1)       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Congressional Effect Family of Funds (the "Trust") was organized as a Delaware statutory Trust on December 21, 2007.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the"1940 Act").  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series.  The sole authorized series of the Trust is the Congressional Effect Fund (the "Fund").  The Fund became effective with the SEC and commenced operations on May 23, 2008.  The Fund is registered to offer one class of shares.  The Fund is diversified.  The Fund’s investment objective is capital appreciation and income.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

a)         Security Valuations—The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations. The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective May 23, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2008:

Level	Investments in Securities	Other Financial Instruments *
Level 1	$1,429,158	$–
Level 2	–	–
Level 3	–	–
Total	$1,429,158	$–

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008	ANNUAL REPORT

(1)       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)         Share Valuation–The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value.  The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays:  New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

c)         Financial Futures Contracts–Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

d)         Repurchase Agreements–In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

e)         Option Writing–When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

f)         Short Sales–The Fund may sell a security it does not own in anticipation of a decline in the fair market value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

g)         Federal Income Tax—The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Effective May 23, 2008, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48) – "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, "Accounting for Income Taxes".  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended December 31, 2008, the Fund did not have a liability for any unrecognized tax expense.  The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

h)         Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

i)          Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008	ANNUAL REPORT

(1)       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

j)         Other—The Fund records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

k)         Redemption fees—Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 1.00% of the amount redeemed.  The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.  There were no redemption fees paid to the Fund for the period May 23, 2008 through December 31, 2008.

(2)        CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the period from May 23, 2008 to December 31, 2008 were as follows:

	Shares	Amount
Sold	149,277	$1,496,600
Reinvested	216	2,036
Redeemed	(8,661)	(86,074)
Net Increase	140,832	$1,412,562

INVESTMENT TRANSACTIONS

For the period from May 23, 2008 to December 31, 2008, aggregate purchases and sales of investment securities (excluding short-term investments) for the Congressional Effect Fund were as follows:

Purchases	Sales
$2,872,291	$1,535,514

There were no government securities (excluding short-term investments) purchased or sold during the period.

(4)        ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Congressional Effect Management, LLC (the "Advisor") acts as investment advisor for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  Under the terms of the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily net assets of the Fund.  For the period from May 23, 2008 to December 31, 2008, the Fund incurred $7,418 of advisory fees, before the waiver and reimbursement described below, with $0 remaining payable at December 31, 2008.

The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payment, if any, under the Fund’s Distribution Plan under SEC rule 12b-1 and Acquired Fund Fees and Expenses) at 1.99% of the Fund's average daily net assets through December 31, 2009.  Subject to approval by the Fund’s Board, any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time.  For the period from May 23, 2008 to December 31, 2008, the Advisor waived management fees of $7,418 and reimbursed $87,247 of Fund expenses.  The Advisor may recapture $94,665 no later than December 31, 2011.

A Trustee of the Trust is the Managing Member of the Advisor.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008	ANNUAL REPORT

(4)       ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (Continued)

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix" or "Administrator").  Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services.  For these services to the Trust, the Fund pays Matrix $20,000 per year plus an asset based fee of 0.25% of the Fund’s first $50 million in assets, 0.20% on assets in excess of $50 million to $100 million, 0.15% on assets in excess of $100 million to $200 million and 0.10% on assets in excess of $200 million.  For the period from May 23, 2008 to December 31, 2008, Matrix earned $29,232 for such services including out of pocket expenses, with $3,652 remaining payable at December 31, 2008.

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund.  For these services Matrix will receive $18,000 per year per series.  For the period from May 23, 2008 to December 31, 2008, Matrix earned $10,918 of compliance fees, with $1,500 remaining payable at December 31, 2008.

Matrix also acts as Distributor of the Trust’s shares.  Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Trust are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Advisor a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following:  (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.  For the period from May 23, 2008 to December 31, 2008, the Fund incurred $1,854 of 12b-1 fees.

(5)       TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(deprecation) of investments at December 31, 2008 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 1,423,541	$ 5,617	$ –	$ 5,617

The difference between book basis and tax-basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

For the fiscal year ended December 31, 2008, the Fund distributed $5,894 of ordinary income.

As of December 31, 2008, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Appreciation	Distributable Earnings, Net
$ 18	$ (49,065)	$ 5,617	$ (43,430)

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of certain temporary book/tax differences such as the deferral of realized losses on wash sales.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2008	ANNUAL REPORT

(5)       TAX MATTERS (Continued)

At December 31, 2008, the Fund had $49,065 of capital loss carryforwards expiring on December 31, 2016 available to offset future capital gains.  To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

(6)       COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications.  The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(7)       NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
  of Congressional Effect Fund,
a Series of Congressional Effect Family of Funds

We have audited the accompanying statement of assets and liabilities of the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds, including the schedule of investments as of December 31, 2008 and the related statements of operations, changes in net assets and financial highlights for the period May 23, 2008 (commencement of operations) through December 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of December 31, 2008, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds, as of December 31, 2008, the results of it’s operations and changes in it’s net assets and the financial highlights for the period indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
February 18, 2009

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited)

December 31, 2008	ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Investment Advisory Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended December 31, 2008, the following dividends and distributions per share were paid by the Fund:

	Ordinary Income	Long-Term Capital Gains

Congressional Effect Fund	$0.039188	–

Please note that, for the taxable year ended December 31, 2008, the respective percentages of ordinary income distributions paid by the Congressional Effect Fund which consist of qualified dividend income for individuals, are as follows:

Percentage

Congressional Effect Fund	0%

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2009 to determine the calendar year amounts to be included on their 2008 tax returns.  Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated May 23, 2008 for the Congressional Effect Fund were as follows:

Congressional Effect Fund, gross of fee waivers or expense reimbursements	3.85%
Congressional Effect Fund, after waiver and reimbursement *	2.34%

* The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under the Distribution Plan and Acquired Fund Fees and Expenses) through the fiscal year ending December 31, 2009.  As a result, the Fund’s "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses, payments, if any, under the 12b-1 Plan and Acquired Fund Fees and Expenses) will be limited to 1.99% of average daily net assets of the Fund.  Total Gross Operating Expenses (Annualized) during the period from May 23, 2008 to December 31, 2008 were 14.99% for the Fund.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosures during the period ended December 31, 2008.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2008	ANNUAL REPORT

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (Unaudited)

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships
Independent Trustees
Daniel Ripp 253 West 73rd St. New York, NY 10023 Age: 42	Trustee	Since Inception
President and head of research of Bradley Woods & Co. Ltd., an independent research firm, since 2004;  President and CEO of H.C. Wainwright & Co., an investment bank, from 2003-2004; CFO of Casimir Capital from 2001-2003
				One	None
Samuel H. Solomon 272 West 107th Street, Apartment 18B New York, NY 10025 Age: 53	Trustee	Since Inception	Chairman of DOAR Litigation Consulting since 1989.	One	None
Robert J. Cresci 10 Pineapple Street Brooklyn, NY 11201 Age: 64	Trustee	Since Inception	Managing Director of Pecks Management Partners Ltd., an investment management firm, since 1990.	One	4 (Sepracor, Inc.; Luminex Corporation; j2 Global Communications, Inc.; and Continucare Corporation)
Interested Trustee*
Eric T. Singer 650 Fifth Avenue New York, NY 10019 Age: 55	Trustee and President	Since Inception
Managing member of the Advisor since inception;   Managing Director of Pelion Securities Corporation since 2007; Managing Director of Pali Capital, Inc. from 2003 to 2007; Managing Director of H.C. Wainwright & Co, Inc. from 1999 to 2003; Executive Vice President and Co-Head of investment banking Gerard Klauer & Mattison Co., Inc., an institutional banking and equities research firm, from 1990-1999
				One	None
Officers
David Ganley 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 60	Secretary and Chief Compliance Officer	Since Inception
Mr. Ganley has been the Senior Vice President of Matrix Capital Group since January 2005. He was previously president of InCap Securities and chief administrative officer of InCap Service Company Group, Inc. from 2001 to 2005.
				N/A	N/A
Larry E. Beaver, Jr. 630-A Fitzwatertown Road Willow Grove, PA 19090 Age 39	Treasurer	Since Inception	Director of Fund Accounting, Matrix Capital Group, February 2005 to present; Fund Accounting Manager, InCap Service Co., May 2003 to January 2005.	N/A	N/A

*    The Interested Trustee is an Interested Trustee because he is an officer and employee of the Advisor.

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND
ADDITIONAL INFORMATION (Unaudited) (Continued)

December 31, 2008	ANNUAL REPORT

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (Unaudited)

Remuneration Paid to Trustees - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee [1]	Aggregate Compensation From the Fund [2]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees [2]
Independent Trustees
Daniel Ripp	$1,350	None	None	$1,350
Samuel H. Solomon	$1,350	None	None	$1,350
Robert J. Cresci	$1,350	None	None	$1,350
Interested Trustees
Eric T. Singer	None	None	None	None

1  Each of the Trustees serves as a Trustee to the one fund of the Trust.
2   Figures are for the period from May 23, 2008 to December 31, 2008.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
420 Lexington Ave.
Suite 601
New York, NY 10170

INVESTMENT ADVISOR
Congressional Effect Management, LLC
420 Lexington Ave.
Suite 601
New York, NY 10170

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA  19001

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, Georgia 30309

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ITEM 2.  CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments to any provision of such code of ethics during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(3) below

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)
The registrant’s board of trustees has determined that Robert J. Cresci, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert.  Mr. Cresci is “independent” as that term is defined in paragraph (a) (2) of this item’s instructions.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $12,800 and $0.00 for the fiscal years ended December 31, 2008 and 2007, respectively.

(b)
Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $2,000 and $0 for the fiscal years ended December 31, 2008 and 2007, respectively.

(d)
All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2008 and 2007 respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2008 are disclosed in (b)-(d) above. This is the fund’s initial financial report so no information is available for 2007. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Code of Ethics required by item 2 of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Congressional Effect Family of Funds

By Eric T. Singer, President	/s/ Eric T. Singer
Date: February 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Eric T. Singer, President	/s/ Eric T. Singer
Date: February 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr., Treasurer	/s/ Larry E. Beaver, Jr.
Date: February 24, 2009